Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

16. LEASES

The Company leases its offices, warehouses and equipment under non-cancellable lease agreements that are classified as operating leases. The Company also has equipment that is leased under non-cancelable finance lease. The following table presents balances reported in the consolidated balance sheet related to the Company’s leases as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease Right-of-use assets	5,154,258	8,581,133

Operating lease liabilities – current	2,037,862	2,047,880
Operating lease liabilities – non-current	3,584,743	6,405,503

Total operating lease liabilities	5,622,605	8,453,383
Finance lease assets
Property, plant and equipment, at cost	340,768	327,297
Accumulated depreciation	(310,426)	(327,297)

Property, plant and equipment, net	30,342	-

Finance lease liabilities – current	29,847	-
Finance lease liabilities – non-current	-	-

Total finance lease liabilities	29,847	-

The following table presents operating lease cost reported in the consolidated statement of operations and comprehensive loss related to the Company’s leases for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease expenses:
Operating lease expenses	2,617,024	3,180,646
Short-term lease expenses	55,514	734,514
Total operating lease expenses	2,672,538	3,915,160

Finance lease expenses:
Amortization expenses	100,116	30,042
Interest expenses	7,227	1,807
Total finance lease expenses	107,343	31,849

Total lease expenses	2,779,881	3,947,009

Lease terms and discount rates are as follows:

	As of December 31,
	2024	2025
Weighted average remaining lease term (years)
Operating leases	4.3	12.9
Finance leases	0.3	-
Weighted average discount rate
Operating leases	4.8%	4.3%
Finance leases	8.9%	-

The following table reconciles the undiscounted cash flows of the Company’s leases as of December 31, 2025 to the present value of its operating lease payments, including rental payments for lease renewal options the Company is reasonably certain to exercise:

For the Years Ending December 31,	Operating Lease
RMB
2026	2,365,031
2027	1,143,881
2028	576,000
2029	456,000
2030	456,000
2031 and thereafter	6,194,000
Total undiscounted ease payments	11,190,912
Less: imputed interest	(2,737,529)
Present value of lease liabilities	8,453,383

Supplemental cash flow information related to leases is as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	2,469,045	3,437,280
Operating cash outflows from finance leases (interest payments)	7,227	1,807
Financing cash outflows from finance leases	119,074	29,769

Non-cash information on lease liabilities arising from obtaining ROU assets
- Operating leases	1,612,783	8,413,033

Non-cash information on lease liabilities and ROU assets derecognized for termination of leases
- Operating leases	145,523	333,685

The total amounts for subleases income included in other income were nil for the years ended December 31, 2024 and 2025, respectively.

As of December 31, 2025, the Company has no significant lease contract that has been entered into but not yet commenced.